WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 38.5%
FHLMC - 6.0%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	$2,571,665	$2,100,614
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49-4/1/52	752,413	675,924
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50-6/1/52	8,484,332	7,847,389
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/50-4/1/52	7,488,273	6,475,702
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-2/1/52	1,543,599	1,284,452
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/52-11/1/52	683,033	664,400
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	394,561	376,983
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53	198,858	199,709

Total FHLMC				19,625,173

FNMA - 25.2%
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	178,524	168,242
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	285,202	272,475
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	329,301	311,037
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	471,895	440,920
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	1,413,473	1,194,991	(a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-3/1/52	3,358,589	3,027,617
Federal National Mortgage Association (FNMA)	2.500%	6/1/50-9/1/61	9,129,593	7,869,761
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	14,980,778	14,258,664
Federal National Mortgage Association (FNMA)	2.000%	10/1/50-3/1/52	22,357,046	18,511,115
Federal National Mortgage Association (FNMA)	3.500%	7/1/51-6/1/52	1,946,212	1,799,501
Federal National Mortgage Association (FNMA)	2.000%	6/1/52	20,600,000	16,941,342	(b)
Federal National Mortgage Association (FNMA)	2.500%	6/1/52	7,200,000	6,156,703	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	6/1/52	$4,000,000	$3,551,172	(b)
Federal National Mortgage Association (FNMA)	3.500%	6/1/52	2,800,000	2,572,828	(b)
Federal National Mortgage Association (FNMA)	4.000%	6/1/52	2,200,000	2,078,656	(b)
Federal National Mortgage Association (FNMA)	4.500%	6/1/52	800,000	774,922	(b)
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	293,048	284,254
Federal National Mortgage Association (FNMA)	5.500%	6/1/53	2,100,000	2,098,852	(b)

Total FNMA				82,313,052

GNMA - 7.3%
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-2/20/53	1,257,499	1,253,707
Government National Mortgage Association (GNMA) II	4.500%	2/20/49-9/20/52	387,942	379,669
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	2,811,072	2,344,626
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	78,635	67,678
Government National Mortgage Association (GNMA) II	3.000%	9/20/51-4/20/52	10,617,970	9,593,583
Government National Mortgage Association (GNMA) II	3.500%	4/20/52-12/20/52	1,528,292	1,418,280
Government National Mortgage Association (GNMA) II	3.000%	6/1/52	3,100,000	2,790,666	(b)
Government National Mortgage Association (GNMA) II	3.500%	6/1/52	3,400,000	3,154,430	(b)
Government National Mortgage Association (GNMA) II	4.000%	6/1/52	700,000	665,328	(b)
Government National Mortgage Association (GNMA) II	4.500%	6/1/52	700,000	680,244	(b)
Government National Mortgage Association (GNMA) II	5.000%	6/1/52	1,600,000	1,580,219	(b)

Total GNMA				23,928,430

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $134,388,417)				125,866,655

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 25.2%
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	5.982%	10/15/38	6,510,000	5,969,676	(a)(d)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(c) - (continued)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.164%	1/20/37	$2,353,787	$2,287,549	(a)(d)
BANK, 2017-BNK7 C	4.012%	9/15/60	818,000	681,410	(a)
BF Mortgage Trust, 2019-NYT B (1 mo. USD LIBOR + 1.400%)	6.507%	12/15/35	1,250,000	1,117,194	(a)(d)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	7.357%	7/15/35	280,000	263,879	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.094%	10/15/36	5,751,229	5,714,422	(a)(d)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.072%	2/15/39	4,558,395	4,434,698	(a)(d)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	5.743%	10/15/26	6,510,000	6,284,914	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.285%	6/15/50	2,500,000	2,065,727	(a)
CSMC Trust, 2019-ICE4 B (1 mo. USD LIBOR + 1.230%)	6.337%	5/15/36	1,476,327	1,462,171	(a)(d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	991,506	869,863	(a)(d)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	4,488,836	3,773,315	(a)(d)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,106,428	956,514	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,842,804	1,645,753	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	4,383,871	3,709,784	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.473%	10/25/41	5,210,000	5,066,061	(a)(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,292,406	215,870	(a)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. USD LIBOR + 1.800%)	6.907%	9/15/31	935,381	763,389	(a)(d)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. USD LIBOR + 3.000%)	8.107%	9/15/31	116,923	59,932	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	7,320,000	6,536,712	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.272%	3/15/39	3,420,000	3,348,592	(a)(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	755,000	627,850	(a)
Morgan Stanley Capital I Trust, 2018-MP A	4.276%	7/11/40	10,500,000	8,677,362	(a)(d)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. USD LIBOR + 0.900%)	6.007%	7/15/35	2,830,000	2,791,492	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Collateralized Mortgage Obligations(c) - (continued)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.456%	3/15/39	$2,100,000	$2,069,042	(a)(d)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,776,807	1,609,246	(a)(d)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,041,362	3,455,305	(a)(d)
RBS Commercial Funding Inc. Trust, 2013-GSP A	3.834%	1/15/32	4,760,000	4,573,617	(a)(d)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,129,378	1,023,962	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	7.399%	11/11/34	267,326	258,068	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $90,587,430)				82,313,369

ASSET-BACKED SECURITIES - 13.3%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	6.423%	10/23/34	4,440,000	4,322,238	(a)(d)
AGL CLO Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	6.450%	7/20/34	3,050,000	2,989,113	(a)(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.322%	1/15/37	2,268,000	2,227,284	(a)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	6.380%	7/17/34	5,770,000	5,639,762	(a)(d)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	6.350%	7/20/34	5,000,000	4,869,404	(a)(d)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.856%	8/5/33	5,920,000	5,746,248	(a)(d)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.523%	2/17/39	2,000,000	1,955,062	(a)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	1,241,901	1,119,131	(d)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	6.390%	10/15/34	4,570,000	4,465,606	(a)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,794,964	2,451,000	(d)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.222%	11/15/38	5,020,000	4,923,246	(a)(d)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	6.480%	10/15/34	2,850,000	2,785,013	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $44,865,577)				43,493,107

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 10.2%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	$150,000	$120,166
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	310,000	250,164
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	300,000	283,613

Total Diversified Telecommunication Services				653,943

Entertainment - 0.1%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,365

Media - 0.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	130,000	103,832
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	390,000	297,319
Comcast Corp., Senior Notes	3.969%	11/1/47	800,000	655,741
Comcast Corp., Senior Notes	3.999%	11/1/49	150,000	122,171
Comcast Corp., Senior Notes	3.450%	2/1/50	140,000	104,921
Comcast Corp., Senior Notes	2.887%	11/1/51	160,000	105,454
Comcast Corp., Senior Notes	4.950%	10/15/58	160,000	150,635

Total Media				1,540,073

Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	470,000	436,224

TOTAL COMMUNICATION SERVICES				2,780,605

CONSUMER DISCRETIONARY - 0.5%
Broadline Retail - 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	1,679,499	(d)

CONSUMER STAPLES - 0.1%
Beverages - 0.0%††
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	90,000	88,280
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	120,000	117,931

Total Beverages				206,211

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	270,000	275,095	(d)

TOTAL CONSUMER STAPLES				481,306

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,318,062
EOG Resources Inc., Senior Notes	3.900%	4/1/35	312,000	282,008

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	7.000%	2/1/30	$1,000,000	$1,036,050
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	4,640,000	2,820,779	(d)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,570,000	1,320,146	(d)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	1,942,701	(d)

TOTAL ENERGY				8,719,746

FINANCIALS - 1.1%
Banks - 0.5%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	188,196	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	870,000	756,522	(a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	470,000	468,884	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	250,000	220,198	(a)(d)

Total Banks				1,633,800

Capital Markets - 0.6%
Credit Suisse AG, Senior Notes	4.750%	8/9/24	250,000	243,818
Credit Suisse AG, Senior Notes	7.950%	1/9/25	250,000	254,125
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,000,000	950,785
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	297,145	(a)(d)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	222,409	(a)(d)

Total Capital Markets				1,968,282

TOTAL FINANCIALS				3,602,082

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	480,000	451,732
Elevance Health Inc., Senior Notes	4.550%	5/15/52	660,000	580,341

TOTAL HEALTH CARE				1,032,073

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	158,232

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	$120,000	$121,461
Micron Technology Inc., Senior Notes	5.875%	2/9/33	170,000	169,340
Micron Technology Inc., Senior Notes	5.875%	9/15/33	40,000	39,385

TOTAL INFORMATION TECHNOLOGY				330,186

MATERIALS - 4.4%
Chemicals - 2.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	2,000,000	1,938,264	(d)
MEGlobal BV, Senior Notes	2.625%	4/28/28	2,870,000	2,521,984	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,624,050	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,345,151	(d)

Total Chemicals				7,429,449

Metals & Mining - 1.4%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	3,100,000	2,311,514	(d)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	410,000	393,809
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,000,000	1,863,465

Total Metals & Mining				4,568,788

Paper & Forest Products - 0.7%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,500,000	2,474,375

TOTAL MATERIALS				14,472,612

TOTAL CORPORATE BONDS & NOTES (Cost - $42,536,834)				33,256,341

SOVEREIGN BONDS - 6.2%
Chile - 0.3%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,240,000	799,714

Colombia - 2.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	11,890,000	8,629,549

Israel - 0.4%
State of Israel, Senior Notes	3.375%	1/15/50	1,830,000	1,350,277

Kazakhstan - 0.4%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,300,000	1,165,774	(d)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	2,530,000	1,966,323

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Panama - 1.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	$2,000,000	$1,767,801
Panama Government International Bond, Senior Notes	4.300%	4/29/53	3,500,000	2,571,567

Total Panama				4,339,368

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	600,000	434,478
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	2,280,000	1,496,178

Total Peru				1,930,656

TOTAL SOVEREIGN BONDS (Cost - $28,424,037)				20,181,661

U.S. TREASURY INFLATION PROTECTED SECURITIES - 5.9%
U.S. Treasury Notes, Inflation Indexed (Cost - $19,715,616)	1.125%	1/15/33	19,850,351	19,264,756

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.8%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.8%
U.S. Treasury 10-Year Notes Futures, Put @ $114.250	6/23/23	21	21,000	18,047
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $114.000	6/2/23	56	56,000	37,625
U.S. Treasury Long-Term Bonds Futures, Call @ $128.500	6/23/23	21	21,000	31,172
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	651	1,627,500	976,500
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	304	760,000	150,100
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	711	1,777,500	413,269
U.S. Treasury 2-Year Notes Futures, Put @ $103.125	6/23/23	268	536,000	255,438
U.S. Treasury 5-Year Notes Futures, Call @ $108.750	6/23/23	126	126,000	114,187
U.S. Treasury 5-Year Notes Futures, Call @ $109.250	6/23/23	35	35,000	22,969
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	6/23/23	5	5,000	2,734

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Call @ $109.750	6/23/23	63	$63,000	$28,547
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	6/23/23	21	21,000	6,562
U.S. Treasury 5-Year Notes Futures, Call @ $110.750	6/23/23	42	42,000	8,859
U.S. Treasury 5-Year Notes Futures, Call @ $111.500	6/23/23	15	15,000	1,875
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $113.500	6/2/23	42	42,000	44,625
U.S. Treasury 10-Year Notes Futures, Call @ $115.500	6/23/23	28	28,000	14,875
U.S. Treasury 10-Year Notes Futures, Put @ $113.250	6/23/23	42	42,000	20,344
U.S. Treasury 10-Year Notes Futures, Put @ $114.000	6/23/23	29	29,000	21,750
U.S. Treasury 10-Year Notes Futures, Call @ $114.000	6/23/23	70	70,000	85,313
U.S. Treasury 10-Year Notes Futures, Call @ $114.500	6/23/23	168	168,000	160,125
U.S. Treasury 10-Year Notes Futures, Call @ $115.000	6/23/23	19	19,000	13,656
U.S. Treasury Long-Term Bonds Futures, Call @ $127.500	6/23/23	21	21,000	42,656
U.S. Treasury Long-Term Bonds Futures, Call @ $128.000	6/23/23	14	14,000	24,500
U.S. Treasury Long-Term Bonds Futures, Call @ $129.000	6/23/23	42	42,000	52,500

TOTAL PURCHASED OPTIONS (Cost - $2,563,027)				2,548,228

	RATE	MATURITY DATE	FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Notes (Cost - $2,379,369)	3.375%	5/15/33	2,440,000	2,387,959

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $365,460,307)				329,312,076

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.8%
BNY Mellon Cash Reserve Fund (Cost - $9,148,805)	2.250%	9,148,805	$9,148,805	(e)

TOTAL INVESTMENTS - 103.6% (Cost - $374,609,112)			338,460,881
Liabilities in Excess of Other Assets - (3.6)%			(11,681,282)

TOTAL NET ASSETS - 100.0%			$326,779,599

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2023, the Fund held TBA securities with a total cost of $43,358,418.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At May 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	651	$1,627,500	$(386,531)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	651	1,627,500	(549,281)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	608	1,520,000	(129,200)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	1,422	3,555,000	(355,500)
U.S. Treasury 2-Year Notes Futures, Call	6/23/23	103.500	56	112,000	(16,625)
U.S. Treasury 2-Year Notes Futures, Call	6/23/23	104.000	21	42,000	(2,625)
U.S. Treasury 2-Year Notes Futures, Put	6/23/23	102.750	84	168,000	(47,250)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 2-Year Notes Futures, Put	6/23/23	$103.500	42	$84,000	$(61,031)
U.S. Treasury 5-Year Notes Futures, Call	6/2/23	108.500	29	29,000	(20,164)
U.S. Treasury 5-Year Notes Futures, Call	6/23/23	109.000	84	84,000	(64,969)
U.S. Treasury 5-Year Notes Futures, Call	6/23/23	110.000	113	113,000	(42,375)
U.S. Treasury 5-Year Notes Futures, Call	6/23/23	110.500	28	28,000	(7,219)
U.S. Treasury 5-Year Notes Futures, Call	6/23/23	111.000	21	21,000	(3,773)
U.S. Treasury 5-Year Notes Futures, Put	6/23/23	109.750	83	83,000	(93,375)
U.S. Treasury 10-Year Notes Futures, Call	6/23/23	116.000	319	319,000	(124,609)
U.S. Treasury 10-Year Notes Futures, Call	6/23/23	116.500	104	104,000	(30,875)
U.S. Treasury 10-Year Notes Futures, Call	6/23/23	117.000	178	178,000	(38,937)
U.S. Treasury 10-Year Notes Futures, Call	6/23/23	117.500	55	55,000	(9,453)
U.S. Treasury 10-Year Notes Futures, Put	6/23/23	113.500	57	57,000	(32,063)
U.S. Treasury Long-Term Bonds Futures, Call	6/2/23	128.000	42	42,000	(33,469)
U.S. Treasury Long-Term Bonds Futures, Call	6/23/23	130.000	125	125,000	(109,375)
U.S. Treasury Long-Term Bonds Futures, Call	6/23/23	131.000	7	7,000	(4,266)
U.S. Treasury Long-Term Bonds Futures, Call	6/23/23	132.000	35	35,000	(14,219)
U.S. Treasury Long-Term Bonds Futures, Call	6/23/23	133.000	14	14,000	(3,938)
U.S. Treasury Long-Term Bonds Futures, Put	6/23/23	128.000	17	17,000	(23,906)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,303,614)					$(2,205,028)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At May 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	179	3/26	$43,132,532	$43,398,550	$266,018
U.S. Treasury 2-Year Notes	531	9/23	108,895,932	109,294,735	398,803
U.S. Treasury 5-Year Notes	1,908	9/23	207,075,635	208,121,072	1,045,437

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury 10-Year Notes	814	9/23	$92,665,507	$93,177,563	$512,056
U.S. Treasury Long-Term Bonds	24	9/23	3,034,495	3,080,250	45,755
U.S. Treasury Ultra Long-Term Bonds	452	9/23	60,871,399	61,867,500	996,101

					3,264,170

Contracts to Sell:
3-Month SOFR	26	9/23	6,167,471	6,156,800	10,671
3-Month SOFR	230	12/23	54,813,602	54,527,250	286,352
3-Month SOFR	1,825	3/24	436,624,787	434,144,688	2,480,099
U.S. Treasury Ultra 10-Year Notes	140	9/23	16,651,308	16,863,438	(212,130)

					2,564,992

Net unrealized appreciation on open futures contracts					$5,829,162

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At May 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$22,681,000	2/15/29	2.850% annually	Daily SOFR Compound annually	$736,688	$(52,703)	$789,391
181,131,000	4/30/29	3.270% annually	Daily SOFR Compound annually	1,913,051	1,366,900	546,151
27,856,000	6/30/29	3.850% annually	Daily SOFR Compound annually	(591,067)	34,312	(625,379)
23,279,000	9/30/29	3.250% annually	Daily SOFR Compound annually	254,659	10,240	244,419

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$14,167,000	12/31/29	Daily SOFR Compound annually	3.300% annually	$(107,485)	$(531)	$(106,954)
	24,873,000	2/15/47	1.520% annually	Daily SOFR Compound annually	7,146,168	(669,641)	7,815,809
	2,325,000	2/15/47	1.729% annually	Daily SOFR Compound annually	588,922	—	588,922
	11,450,000	5/15/47	1.630% annually	Daily SOFR Compound annually	3,096,089	449,568	2,646,521
	11,670,000	2/15/48	2.600% annually	Daily SOFR Compound annually	1,298,377	802,172	496,205
	13,024,000	2/15/48	2.620% annually	Daily SOFR Compound annually	1,405,383	14,849	1,390,534
	8,899,000	2/15/48	3.050% annually	Daily SOFR Compound annually	319,223	274,324	44,899
	8,500,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,083,705	7,921	1,075,784

Total	$349,855,000				$17,143,713	$2,237,411	$14,906,302

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$170,018,000	6/20/28	1.000% quarterly	$1,907,477	$1,217,243	$690,234

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	13

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2023

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$9,050,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(974,274)	—	$(974,274)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

15

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$125,866,655	—	$125,866,655
Collateralized Mortgage Obligations	—	82,313,369	—	82,313,369
Asset-Backed Securities	—	43,493,107	—	43,493,107
Corporate Bonds & Notes	—	33,256,341	—	33,256,341
Sovereign Bonds	—	20,181,661	—	20,181,661
U.S. Treasury Inflation Protected Securities	—	19,264,756	—	19,264,756
Purchased Options	$2,548,228	—	—	2,548,228
U.S. Government & Agency Obligations	—	2,387,959	—	2,387,959

Total Long-Term Investments	2,548,228	326,763,848	—	329,312,076

Short-Term Investments†	—	9,148,805	—	9,148,805

Total Investments	$2,548,228	$335,912,653	—	$338,460,881

Other Financial Instruments:
Futures Contracts††	$6,041,292	—	—	$6,041,292
Centrally Cleared Interest Rate Swaps††	—	$15,638,635	—	15,638,635
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	690,234	—	690,234

Total Other Financial Instruments	$6,041,292	$16,328,869	—	$22,370,161

Total	$8,589,520	$352,241,522	—	$360,831,042

17

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$2,205,028	—	—	$2,205,028
Futures Contracts††	212,130	—	—	212,130
Centrally Cleared Interest Rate Swaps††	—	$732,333	—	732,333
OTC Total Return Swaps	—	974,274	—	974,274

Total	$2,417,158	$1,706,607	—	$4,123,765

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

18